Voya Multi-Manager Mid Cap Value Fund Average Annual Total Returns			12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	26.17%
Russell Midcap® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.07%	16.99%
Class I Shares [Member] | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class I Shares [Member] | Russell Midcap® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.07%		8.59%	8.10%
Class I Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.77%		7.38%	7.01%
Performance Inception Date		Oct. 03, 2011
Class I Shares [Member] | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.61%		5.23%	4.51%
Class I Shares [Member] | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.93%		5.42%	4.95%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.